UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 0.7%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	$1,090	$1,082,108
California — 4.2%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	422,164
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,198,122
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	680	773,520
California HFA, RB, Series K, Home Mortgage, AMT, 5.50%, 2/01/42	565	563,254
California State Public Works Board, RB, Various Capital Projects, Sub-Series I- 1, 6.38%, 11/01/34	400	461,732
California Statewide Communities Development Authority, Refunding RB, Senior Living, Southern California, 6.63%, 11/15/24	540	608,375
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	270	300,518
State of California, GO, Various Purpose, 6.50%, 4/01/33	2,000	2,459,880
		6,787,565
Colorado — 0.7%
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	1,078,140
Delaware — 1.2%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	750	777,555
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,165	1,176,557
		1,954,112
District of Columbia — 8.5%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	550	564,724
7.50%, 1/01/39	910	934,261
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	785,707
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.25%, 5/15/24	4,845	4,918,692
6.50%, 5/15/33	5,700	6,176,292

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	$170	$184,391
5.25%, 10/01/44	270	293,193
		13,857,260
Florida — 2.2%
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	745	796,129
Sumter Landing Community Development District Florida, RB, Sub- Series B, 5.70%, 10/01/38	1,375	1,179,338
Tolomato Community Development District, Special Assessment Bonds, 6.65%, 5/01/40	1,750	742,385
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	1,850	938,283
		3,656,135
Guam — 0.3%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	200	220,064
6.75%, 11/15/29	295	314,039
		534,103
Illinois — 5.8%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	720	815,818
5.00%, 12/01/41	240	256,942
City of Chicago Illinois, RB:
General Third Lien, Series A, 5.75%, 1/01/39	2,500	2,853,500
Sales Tax Revenue, Series A, 5.25%, 1/01/38	280	315,745
City of Chicago Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	401,540
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	1,845	1,981,401
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	550	601,408
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B, 5.00%, 6/15/50	1,095	1,126,240
Series B-2, 5.00%, 6/15/50	600	616,908
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 6/01/23	180	205,366
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	215	238,076
		9,412,944

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 1.9%
Indiana Finance Authority, RB:
Parkview Health System, Series A, 5.75%, 5/01/31	$1,100	$1,222,232
Sisters of St. Francis Health, 5.25%, 11/01/39	290	311,535
Wastewater Utility, Series 2011A, 5.25%, 10/01/38	540	603,753
Indiana Finance Authority, Refunding RB, Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	500	522,895
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	399,175
		3,059,590
Iowa — 0.6%
Iowa Student Loan Liquidity Corp., RB, Series A-1, AMT, 5.15%, 12/01/22	975	1,045,678
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Series A, 6.38%, 6/01/40	350	386,456
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series B, 6.38%, 3/01/40	370	408,539
		794,995
Louisiana — 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Series A-1, 6.50%, 11/01/35	1,135	1,239,556
Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,000	2,159,380
		3,398,936
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,047,037
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	1,000,662
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,036,520
		2,037,182

Municipal Bonds	Par (000)	Value
Massachusetts — 0.4%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	$615	$655,738
Michigan — 1.5%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	560	706,860
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,731,268
		2,438,128
Minnesota — 1.5%
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B:
5.25%, 3/01/25	1,540	1,740,431
5.25%, 3/01/31	650	705,055
		2,445,486
New Jersey — 1.8%
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT:
6.63%, 9/15/12	500	508,880
6.40%, 9/15/23	1,000	999,900
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	845	950,752
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	430	463,871
		2,923,403
New York — 9.8%
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	410	454,690
New York City Industrial Development Agency, RB:
American Airlines, JFK International Airport, AMT, 7.63%, 8/01/25 (a)(b)(c)	4,000	3,603,240
British Airways Place Project, 7.63%, 12/01/32	1,000	1,000,600
New York City Municipal Water Finance Authority, Refunding RB, Series D, 5.00%, 6/15/39	7,500	8,250,675
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	420	454,650
New York State Dormitory Authority, RB, New York University, Series A, 5.25%, 7/01/48	2,000	2,192,920
		15,956,775

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 0.3%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	$480	$510,221
Ohio — 0.6%
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,000	1,001,770
Pennsylvania — 0.7%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,500	1,223,310
Puerto Rico — 2.7%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, First Sub-Series A, 6.50%, 8/01/44	1,705	2,009,069
CAB, First Sub-Series C, 6.52%, 8/01/38 (d)	1,490	341,255
CAB, Series C, 6.25%, 8/01/39 (d)	8,540	1,988,710
		4,339,034
South Carolina — 1.6%
South Carolina Jobs-EDA, Refunding RB:
First Mortgage, Lutheran Homes, 5.63%, 5/01/42	1,000	858,430
Senior Lien, Burroughs & Chapin, Series A (Radian), 4.70%, 4/01/35	1,340	1,160,708
South Carolina State Public Service Authority, Refunding RB, Santee Cooper Project, Series C, 5.00%, 12/01/36	530	599,880
		2,619,018
Texas — 6.4%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	1,500	285,060
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	730	781,414
City of Dallas Texas, Refunding RB, Waterworks & Sewer System, 5.00%, 10/01/35	525	598,568
City of Houston Texas, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	250	275,788
HFDC of Central Texas Inc., RB, Village at Gleannloch Farms, Series A, 5.50%, 2/15/27	1,150	974,958
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc. Series A, 6.88%, 5/15/41	200	223,318

Municipal Bonds	Par (000)	Value
Texas (concluded)
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	$700	$804,076
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	2,290	2,523,145
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,390	1,579,693
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,000	1,126,460
Texas State Public Finance Authority, RB, Charter School Finance Corp., Cosmos Foundation, Series A, 5.38%, 2/15/37	1,250	1,251,175
		10,423,655
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	955	1,028,201
Virginia — 1.8%
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.38%, 12/01/26	2,600	1,927,718
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,037,310
		2,965,028
Washington — 0.5%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	660	774,411
Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/31	2,835	3,011,847
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	100	106,484
Total Municipal Bonds – 62.8%		102,168,294

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Arizona — 0.5%
Salt River Arizona Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	820	897,922

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California — 14.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$1,090	$1,233,616
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	840	942,069
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	2,050	2,266,378
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	635,255
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	3,225	3,562,238
University of California, RB, Series B (NPFGC), 4.75%, 5/15/38	14,500	14,868,155
		23,507,711
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	740	818,909
Florida — 1.3%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	2,166,604
Illinois — 11.2%
City of Chicago Illinois Custodial Receipts, Series 1284, 5.00%, 1/01/33 (f)	15,000	15,516,300
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,652,460
		18,168,760
Indiana — 7.9%
Carmel Redevelopment Authority, RB, Performing Arts Center:
4.75%, 2/01/33	5,365	5,670,751
5.00%, 2/01/33	6,580	7,241,685
		12,912,436
Massachusetts — 8.5%
Massachusetts HFA, Refunding HRB, Series D, AMT, 5.45%, 6/01/37	11,855	12,061,040
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%,10/15/41	1,560	1,768,931
		13,829,971
Nebraska — 3.2%
Omaha Public Power District, RB, System, Sub-Series B (NPFGC), 4.75%, 2/01/36	5,000	5,260,000

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	$660	$754,875
New York — 17.7%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,510	1,706,171
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series HH, 5.00%, 6/15/31	2,835	3,297,251
Water & Sewer, Series FF-2, 5.50%, 6/15/40	495	569,786
New York Liberty Development Corp., RB, World Trade Center Port Authority Construction, 5.25%, 12/15/43	3,675	4,174,910
New York Liberty Development Corp., Refunding RB, World Trade Center Project, 5.75%, 11/15/51	2,220	2,526,205
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	11,250	13,267,688
Series F, 5.00%, 3/15/35	3,000	3,255,551
		28,797,562
North Carolina — 9.9%
University of North Carolina at Chapel Hill, Refunding RB, General, Series A, 4.75%, 12/01/34	15,170	16,050,618
Ohio — 4.9%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	2,650	2,820,766
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	4,634	5,073,978
		7,894,744
South Carolina — 1.8%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	2,719	2,868,656
Texas — 8.5%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	2,130	2,343,042
Harris County Texas Metropolitan Transit Authority, RB, Series A, 5.00%, 11/01/41	1,170	1,322,112
New Caney ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/35	9,150	10,180,473
		13,845,627
Virginia — 0.7%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,073,597

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39	$1,990	$2,117,576
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 92.9%		150,965,568
Total Long-Term Investments (Cost – $242,828,832) – 155.7%		253,133,862

Short-Term Securities
Michigan - 0.7%
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1, 6.45%, 2/20/12	1,085	1,085,000

	Shares
Money Market – 2.3%
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	3,794,272	3,794,272
Total Short-Term Securities (Cost – $4,879,272) – 3.0%		4,879,272
Total Investments (Cost - $247,708,104*) – 158.7%		258,013,134
Liabilities in Excess of Other Assets – (37.9)%		(61,675,722)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (20.8)%		(33,777,456)
Net Assets – 100.0%		$162,559,956

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$213,951,398
Gross unrealized appreciation	$15,853,969
Gross unrealized depreciation	(5,569,690)
Net unrealized appreciation	$10,284,279

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	1,227,518	2,566,754	3,794,272	$427

(h)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SAN	State Aid Notes

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
36	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$4,761,000	$(63,068)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$253,133,862	—	$253,133,862
Short-Term Securities	$3,794,272	1,085,000	—	4,879,272
Total	$3,794,272	$254,218,862	—	$258,013,134

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(63,068)	—	—	$(63,068)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 23, 2012